Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Textual)
Remaining commitments related to drug manufacturing, clinical study management and safety					$ 1,852,000
Deposits related to study initiation					205,000
Rent expense					$ 14,000		$ 39,000
Head Office [Member]
Commitments and Contingencies (Textual)
Lease rent for office space term					1 year
Lease rent for office space					$ 2,400
Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space					1,900
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Commitments and Contingencies (Textual)
Rent expense	$ 72,000	$ 49,000	$ 205,000	$ 143,000		$ 192,000		$ 193,000
CAD [Member] | Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space					$ 2,500